Liability for cash-settled share-based payments - Expense recognized in profit or loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Liability for cash-settled share-based payments
Employee benefit expenses related to the cash-settled share-based payment arrangements	$ 5,517	$ 3,315	$ 224